Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
LEASES
NOTE 13: LEASES
Chartered-out:
The future minimum contractual lease income (charter-out rates is presented net of commissions and excludes backstop commitment), for which a charter party has been concluded, is as follows:

Amount
2015	$ 63,047
2016	63,220
2017	37,361
2018	35,152
2019	35,152
Thereafter	209,128
Total minimum lease revenue, net of commissions	$ 443,060